NET LOSS PER SHARE - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022
Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of antidilutive securities excluded from computation of earnings per share (number of shares)	1,605,000	920,000	838,000
Green Convertible Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of antidilutive securities excluded from computation of earnings per share (number of shares)	10,995,000	10,995,000	10,995,000
2027 Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of antidilutive securities excluded from computation of earnings per share (number of shares)	8,949,000	8,949,000	0
Prepaid forward
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of antidilutive securities excluded from computation of earnings per share (number of shares)	2,528,000	2,528,000	2,528,000